Income Taxes - Current and Deferred Tax (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016	Aug. 28, 2016	May 29, 2016	Feb. 28, 2016	Nov. 29, 2015	Aug. 30, 2015	May 31, 2015	Mar. 01, 2015	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Income Tax Disclosure [Abstract]
U.S. Federal Current										$ 7,122	$ 3,299	$ 15,470
U.S. Federal Deferred										66,840	56,155	(1,983)
U.S. Federal Total										73,962	59,454	13,487
U.S. State Current										2,097	1,334	4,096
U.S. State Deferred										4,846	7,604	(4,089)
U.S. State Total										6,943	8,938	7
Foreign Current										40,754	37,488	58,156
Foreign Deferred										(5,608)	(5,373)	(22,105)
Foreign Total										35,146	32,115	36,051
Consolidated Current										49,973	42,121	77,722
Deferred income taxes										66,078	58,386	(28,177)
Total	$ 28,693	$ 39,301	$ 32,713	$ 10,862	$ 33,175	$ 41,940	$ 30,858	$ 7,887	$ 19,822	$ 116,051	$ 100,507	$ 49,545